UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

SunAmerica International Equity Fund@

PORTFOLIO OF INVESTMENTS—June 30, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.2%
Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	$0
Peregrine Investments Holdings, Ltd.†(1)(2)	91,000	0

		0

Canada — 1.9%

Suncor Energy, Inc.	42,447	1,227,423

Cayman Islands — 5.1%

AAC Technologies Holdings, Inc.(3)	428,000	1,239,358
Daphne International Holdings, Ltd.(3)	946,000	965,830
Sands China, Ltd.(3)	322,800	1,034,041

		3,239,229

China — 3.5%

China Communications Construction Co., Ltd.(3)	1,172,000	1,039,816
Zoomlion Heavy Industry Science and Technology Co., Ltd.(3)	908,600	1,167,618

		2,207,434

France — 7.5%

AtoS(3)	20,900	1,251,551
LVMH Moet Hennessy Louis Vuitton SA(3)	7,324	1,116,311
Safran SA(3)	32,200	1,195,198
Sanofi(3)	15,967	1,210,794

		4,773,854

Germany — 8.0%

Allianz SE(3)	11,300	1,136,270
Fresenius SE & Co. KGaA(3)	19,259	1,997,065
Infineon Technologies AG(3)	287,103	1,946,687

		5,080,022

India — 1.9%

Hero Motocorp, Ltd.(3)	32,064	1,240,551

Italy — 2.0%

Saipem SpA(3)	28,236	1,257,506

Japan — 20.1%

Anritsu Corp.(3)	34,000	385,067
Astellas Pharma, Inc.(3)	9,000	393,119
Bridgestone Corp.(3)	19,900	456,461
Chiyoda Corp.(3)	24,000	294,022
Dainippon Screen Manufacturing Co., Ltd.(3)	57,000	417,350
FANUC Corp.(3)	2,200	361,454
Hitachi Metals, Ltd.(3)	22,000	262,105
Inpex Corp.(3)	40	224,253
ITOCHU Techno-Solutions Corp.(3)	5,000	241,889
Japan Tobacco, Inc.(3)	18,000	533,404
Kyocera Corp.(3)	3,000	259,041
Mitsui Fudosan Co., Ltd.(3)	16,000	310,380
Mitsui OSK Lines, Ltd.(3)	80,000	288,168
Net One Systems Co., Ltd.(3)	30,800	409,948
NHK Spring Co., Ltd.(3)	35,000	376,862
Nippon Television Network Corp.(3)	3,400	516,805
Nissan Motor Co., Ltd.(3)	60,000	568,242
Nitto Denko Corp.(3)	5,400	230,312
ORIX Corp.(3)	6,440	599,424
Sega Sammy Holdings, Inc.(3)	13,000	264,403
Shimamura Co., Ltd.(3)	4,700	543,660
Shizuoka Bank, Ltd.(3)	55,000	565,552
Sumitomo Bakelite Co., Ltd.(3)	47,000	219,607
Sumitomo Corp.(3)	56,000	783,468
Sumitomo Mitsui Financial Group, Inc.(3)	24,800	818,124
TDK Corp.(3)	8,300	336,888
Tokyo Gas Co., Ltd.(3)	112,000	571,991
Toray Industries, Inc.(3)	62,000	422,856
Toyota Motor Corp.(3)	19,000	765,806
Ube Industries, Ltd.(3)	129,000	299,402

		12,720,063

Jersey — 3.8%

Shire PLC(3)	40,577	1,166,212
Wolseley PLC(3)	33,300	1,244,167

		2,410,379

Netherlands — 1.9%

Koninklijke DSM NV(3)	24,045	1,186,317

Poland — 2.1%

Bank Pekao SA(3)	29,200	1,331,656

South Africa — 4.4%

Mr. Price Group, Ltd.(3)	104,139	1,426,715
Sanlam, Ltd.(3)	310,575	1,362,429

		2,789,144

South Korea — 3.6%

Hyundai Motor Co.(3)	5,783	1,186,367
Samsung Electronics Co., Ltd.(3)	1,039	1,101,571

		2,287,938

Spain — 2.0%

Distribuidora Internacional de Alimentacion SA†(3)	265,000	1,245,497

Switzerland — 5.8%

Roche Holding AG(3)	6,900	1,191,129
Swiss Re AG(3)	39,439	2,477,671

		3,668,800

Taiwan — 2.0%

Radiant Opto-Electronics Corp.†(3)	249,000	1,262,470

Thailand — 2.2%

Kasikornbank PCL(3)	274,500	1,407,514

United Kingdom — 15.7%

Anglo American PLC(3)	35,918	1,178,470
Diageo PLC(3)	46,850	1,205,229
Ensco PLC, Class A	25,900	1,216,523
Reckitt Benckiser Group PLC(3)	42,723	2,253,284
Royal Dutch Shell PLC, Class A(3)	70,200	2,372,201
Vodafone Group PLC(3)	430,608	1,209,852
Xstrata PLC(3)	41,550	524,445

		9,960,004

United States — 1.7%

Cobalt International Energy, Inc.†	45,744	1,074,984

Total Common Stock (cost $61,551,149)		60,370,785

PREFERRED STOCK — 1.9%
Brazil — 1.9%

Companhia de Bebidas das Americas ADR (cost $997,791)	31,336	1,201,109

Total Long-Term Investment Securities (cost $62,548,940)		61,571,894

REPURCHASE AGREEMENT — 2.3%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $1,456,001 and collateralized by $1,405,000 of United States Treasury Notes, bearing interest at 2.38% due 02/28/15 and having an approximate value of $1,488,746 (cost $1,456,000)	$1,456,000	1,456,000

TOTAL INVESTMENTS — (cost $64,004,940)(4)	99.4%	63,027,894
Other assets less liabilities	0.6	372,999

NET ASSETS —	100.0%	$63,400,893

@	Effective July 2, 2012, the name of the SunAmerica International Equity Fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund’s investment goal, principal investment strategy and principal investment techniques.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $56,851,855 representing 89.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
Assets
Long-Term Investment Securities:
Common Stock:
Cayman Islands	$—	$3,239,229	#	$—	$3,239,229
France	—	4,773,854	#	—	4,773,854
Germany	—	5,080,022	#	—	5,080,022
Japan	—	12,720,063	#	—	12,720,063
Switzerland	—	3,668,800	#	—	3,668,800
United Kingdom	1,216,523	8,743,481	#	—	9,960,004
Other Countries*	2,302,407	18,626,406	#	0	20,928,813
Preferred Stock	1,201,109	—			1,201,109
Repurchase Agreement	—	1,456,000		—	1,456,000

Total	$4,720,039	$58,307,855		$0	$63,027,894

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $56,851,855 representing 89.7% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation	—
Change in unrealized depreciation	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/2012	$0

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	6.5%
Medical-Drugs	6.2
Electronic Components-Misc.	5.7
Oil Companies-Integrated	5.6
Electronic Components-Semiconductors	4.8
Auto-Cars/Light Trucks	4.0
Insurance-Reinsurance	3.9
Soap & Cleaning Preparation	3.6
Medical Products	3.1
Chemicals-Diversified	2.8
Diversified Minerals	2.7
Retail-Apparel/Shoe	2.4
Repurchase Agreement	2.3
Retail-Misc./Diversified	2.3
Insurance-Life/Health	2.1
Oil Companies-Exploration & Production	2.1
Oil-Field Services	2.0
Computer Services	2.0
Food-Retail	2.0
Distribution/Wholesale	2.0
Motorcycle/Motor Scooter	1.9
Oil & Gas Drilling	1.9
Cellular Telecom	1.9
Beverages-Wine/Spirits	1.9
Brewery	1.9
Electronics-Military	1.9
Machinery-Construction & Mining	1.9
Insurance-Multi-line	1.8
Diversified Operations	1.7
Building & Construction-Misc.	1.6
Casino Hotels	1.6
Import/Export	1.2
Computers-Integrated Systems	1.0
Finance-Leasing Companies	0.9
Gas-Distribution	0.9
Tobacco	0.8
Television	0.8
Rubber-Tires	0.7
Textile-Products	0.7
Auto/Truck Parts & Equipment-Original	0.6
Industrial Automated/Robotic	0.6
Computers-Memory Devices	0.5
Real Estate Operations & Development	0.5
Engineering/R&D Services	0.5
Transport-Marine	0.5
Leisure Products	0.4
Steel-Specialty	0.4
Chemicals-Plastics	0.3

99.4%

*	Calculated as a percentage of net assets

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—June 30, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 87.5%
Aerospace/Defense-Equipment — 2.1%

United Technologies Corp.	30,000	$2,265,900

Applications Software — 2.8%

Microsoft Corp.	100,000	3,059,000

Banks-Fiduciary — 1.2%

State Street Corp.	30,000	1,339,200

Banks-Super Regional — 5.6%

Capital One Financial Corp.	40,000	2,186,400
US Bancorp	40,000	1,286,400
Wells Fargo & Co.	80,000	2,675,200

		6,148,000

Beverages-Non-alcoholic — 1.3%

PepsiCo, Inc.	20,000	1,413,200

Cable/Satellite TV — 2.8%

Comcast Corp., Class A	50,000	1,598,500
DISH Network Corp., Class A	50,000	1,427,500

		3,026,000

Casino Services — 1.4%

International Game Technology	100,000	1,575,000

Cellular Telecom — 1.0%

Vodafone Group PLC ADR	40,000	1,127,200

Chemicals-Diversified — 0.9%

E.I. du Pont de Nemours & Co.	20,000	1,011,400

Computers — 2.0%

Apple, Inc.†	2,000	1,168,000
Hewlett-Packard Co.	50,000	1,005,500

		2,173,500

Cosmetics & Toiletries — 1.1%

Procter & Gamble Co.	20,000	1,225,000

Diversified Banking Institutions — 8.0%

Bank of America Corp.	200,000	1,636,000
Citigroup, Inc.	60,000	1,644,600
Goldman Sachs Group, Inc.	20,000	1,917,200
JPMorgan Chase & Co.	100,000	3,573,000

		8,770,800

Diversified Manufacturing Operations — 2.9%

General Electric Co.	150,000	3,126,000

Electric-Integrated — 4.5%

Edison International	30,000	1,386,000
Exelon Corp.	30,000	1,128,600
NextEra Energy, Inc.	20,000	1,376,200
Public Service Enterprise Group, Inc.	30,000	975,000

		4,865,800

Electronic Components-Semiconductors — 1.2%

Intel Corp.	50,000	1,332,500

Enterprise Software/Service — 1.1%

Oracle Corp.	40,000	1,188,000

Instruments-Controls — 1.5%

Honeywell International, Inc.	30,000	1,675,200

Insurance-Multi-line — 1.7%

MetLife, Inc.	60,000	1,851,000

Machinery-Construction & Mining — 1.6%

Joy Global, Inc.	30,000	1,701,900

Medical Products — 3.0%

Covidien PLC	30,000	1,605,000
Stryker Corp.	30,000	1,653,000

		3,258,000

Medical-Drugs — 7.3%

Johnson & Johnson	30,000	2,026,800
Merck & Co., Inc.	60,000	2,505,000
Pfizer, Inc.	150,000	3,450,000

		7,981,800

Medical-HMO — 1.6%

UnitedHealth Group, Inc.	30,000	1,755,000

Metal-Copper — 1.2%

Freeport-McMoRan Copper & Gold, Inc.	40,000	1,362,800

Multimedia — 2.3%

Time Warner, Inc.	30,000	1,155,000
Viacom, Inc., Class B	30,000	1,410,600

		2,565,600

Networking Products — 1.3%

Cisco Systems, Inc.	80,000	1,373,600

Oil & Gas Drilling — 1.3%

Ensco PLC, Class A	30,000	1,409,100

Oil Companies-Exploration & Production — 5.2%

Devon Energy Corp.	30,000	1,739,700
Occidental Petroleum Corp.	20,000	1,715,400
Southwestern Energy Co.†	30,000	957,900
Whiting Petroleum Corp.†	30,000	1,233,600

		5,646,600

Oil Companies-Integrated — 6.0%

Chevron Corp.	30,000	3,165,000
Exxon Mobil Corp.	40,000	3,422,800

		6,587,800

Paper & Related Products — 1.1%

International Paper Co.	40,000	1,156,400

Pharmacy Services — 1.5%

Express Scripts Holding Co.†	30,000	1,674,900

Retail-Apparel/Shoe — 2.6%

Abercrombie & Fitch Co., Class A	50,000	1,707,000
Express, Inc.†	60,000	1,090,200

		2,797,200

Retail-Discount — 1.6%

Target Corp.	30,000	1,745,700

Telephone-Integrated — 2.8%

AT&T, Inc.	50,000	1,783,000
Verizon Communications, Inc.	30,000	1,333,200

		3,116,200

Tobacco — 1.2%

Philip Morris International, Inc.	15,000	1,308,900

Transport-Services — 1.7%

FedEx Corp.	20,000	1,832,200

Web Portals/ISP — 1.1%

Google, Inc., Class A†	2,000	1,160,140

Total Long-Term Investment Securities (cost $92,703,961)		95,606,540

REPURCHASE AGREEMENT — 12.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $14,069,000)	$14,069,000	14,069,000

TOTAL INVESTMENTS (cost $106,772,961)(2)	100.4%	109,675,540
Liabilities in excess of other assets	(0.4)	(430,681)

NET ASSETS	100.0%	$109,244,859

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$6,148,000	$—	$—	$6,148,000
Diversified Banking Institutions	8,770,800	—	—	8,770,800
Medical-Drugs	7,981,800	—	—	7,981,800
Oil Companies-Exploration & Production	5,646,600	—	—	5,646,600
Oil Companies-Integrated	6,587,800	—	—	6,587,800
Other Industries*	60,471,540	—	—	60,471,540
Repurchase Agreement	—	14,069,000	—	14,069,000

Total	$95,606,540	$14,069,000	$—	$109,675,540

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO PROFILE—June 30, 2012 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Auto-Cars/Light Trucks — 3.5%

Nissan Motor Co., Ltd.(1)	86,500	$819,215

Auto/Truck Parts & Equipment-Original — 10.2%

Exedy Corp.(1)	42,900	931,926
NOK Corp.(1)	13,500	287,480
Stanley Electric Co., Ltd.(1)	38,200	589,659
TACHI-S Co., Ltd.(1)	31,600	588,869

		2,397,934

Building & Construction Products-Misc. — 1.7%

JS Group Corp.(1)	18,900	399,838

Chemicals-Diversified — 4.4%

Kuraray Co., Ltd.(1)	17,500	226,529
Mitsubishi Gas Chemical Co., Inc.(1)	93,000	528,564
Nitto Denko Corp.(1)	6,300	268,697

		1,023,790

Chemicals-Specialty — 1.0%

Lintec Corp.(1)	13,500	240,980

Coal — 0.0%

White Energy Co., Ltd.†(1)	446	146

Commercial Services — 1.6%

Nichii Gakkan Co.(1)	39,800	369,378

Cosmetics & Toiletries — 3.4%

Pigeon Corp.(1)	3,700	162,122
Pola Orbis Holdings, Inc.(1)	20,500	634,294

		796,416

Diversified Banking Institutions — 4.9%

Mitsubishi UFJ Financial Group, Inc.(1)	240,800	1,152,419

E-Commerce/Services — 4.4%

Dena Co., Ltd.(1)	30,100	799,004
Rakuten, Inc.(1)	21,600	223,686

		1,022,690

Electric Products-Misc. — 3.3%

Brother Industries, Ltd.(1)	27,400	313,582
Mitsubishi Electric Corp.(1)	56,000	466,734

		780,316

Electronic Measurement Instruments — 1.5%

Azbil Corp.(1)	17,000	347,579

Entertainment Software — 3.9%

Konami Corp.(1)	40,500	919,852

Finance-Consumer Loans — 1.3%

ACOM Co., Ltd.†(1)	15,020	297,532

Import/Export — 2.1%

Sumitomo Corp.(1)	35,900	502,259

Insurance-Property/Casualty — 2.3%

Tokio Marine Holdings, Inc.(1)	21,300	535,565

Internet Content-Information/News — 0.8%

Kakaku.com, Inc.(1)	5,600	190,692

Leisure Products — 3.5%

Sega Sammy Holdings, Inc.(1)	40,300	819,650

Machinery-General Industrial — 2.2%

Amada Co., Ltd.(1)	85,000	504,168

Medical-Drugs — 1.8%

Eisai Co., Ltd.(1)	9,800	430,258

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(2)(3)	8,000	0

Office Automation & Equipment — 1.9%

Canon, Inc.(1)	11,000	440,470

Oil Companies-Exploration & Production — 3.2%

Inpex Corp.(1)	135	756,853

Oil Refining & Marketing — 4.0%

JX Holdings, Inc.(1)	180,100	925,172

Photo Equipment & Supplies — 2.8%

FUJIFILM Holdings Corp.(1)	34,600	654,125

Real Estate Operations & Development — 2.7%

Mitsui Fudosan Co., Ltd.(1)	32,500	630,460

Retail-Apparel/Shoe — 0.9%

Nishimatsuya Chain Co., Ltd.(1)	10,400	86,324
Point, Inc.(1)	3,400	117,340

		203,664

Retail-Consumer Electronics — 3.8%

K’s Holdings Corp.(1)	30,100	880,845

Retail-Convenience Store — 1.0%

FamilyMart Co., Ltd.(1)	5,100	233,515

Retail-Discount — 1.2%

Don Quijote Co., Ltd.(1)	7,900	271,785

Retail-Misc./Diversified — 0.9%

Ryohin Keikaku Co., Ltd.(1)	3,900	212,351

Rubber-Tires — 2.1%

Bridgestone Corp.(1)	21,900	502,337

Schools — 2.4%

Benesse Holdings, Inc.(1)	12,700	567,791

Steel-Producers — 2.1%

Yamato Kogyo Co., Ltd.(1)	17,700	493,207

Telephone-Integrated — 1.4%

Softbank Corp.(1)	8,700	323,458

Television — 3.8%

Fuji Media Holdings, Inc.(1)	511	879,133

Transport-Truck — 0.9%

Sankyu, Inc.(1)	62,000	222,469

Travel Services — 1.2%

HIS Co., Ltd.(1)	7,800	277,441

Web Portals/ISP — 3.1%

So-net Entertainment Corp.(1)	33	131,296
Yahoo Japan Corp.(1)	1,846	597,416

		728,712

Total Long-Term Investment Securities (cost $23,558,396)		22,754,465

REPURCHASE AGREEMENT — 2.5%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/29/12, to be repurchased 07/02/12 in the amount of $587,000 and collateralized by $570,000 of United States Treasury Notes bearing interest at 2.38%, due 02/28/15 and having an approximate value of $603,975 (cost $587,000)	$587,000	587,000

TOTAL INVESTMENTS (cost $24,145,396)(4)	99.7%	23,341,465
Other assets less liabilities	0.3	66,009

NET ASSETS	100.0%	$23,407,474

†	Non-income producing security
(1)	Security was valued using fair value procedures at June 30, 2012. The aggregate value of these securities was $22,754,465 representing 97.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Auto/Truck Parts & Equipment-Original	$—	$2,397,934	#	$—	$2,397,934
Other Industries*	—	20,356,531	#	0	20,356,531
Repurchase Agreement	—	587,000		—	587,000

Total	$—	$23,341,465		$0	$23,341,465

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $22,754,465 representing 97.2% of net assets. See Note 1.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation	—
Change in unrealized depreciation	—
Net purchases	—
Net sales	(0)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 06/30/2012	$0

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available, and securities for which a development/significant event occurs that may significantly impact the value of the security, are valued as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of June 30, 2012 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of June 30, 2012, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Interest	Principal Amount
Value Fund	3.58%	$14,069,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated June 29, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of

$392,847,000, a repurchase price of $392,847,327, and a maturity date of July 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	3.75%	08/15/41	$167,200,000	$247,053,215
U.S. Treasury Bonds	5.38	02/15/31	125,995,000	153,655,060

Note 3. Federal Income Taxes

As of June 30, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investments securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	International Equity Fund	Value Fund	Japan Fund
Cost (tax basis)	$65,637,320	$113,223,528	$24,438,838

Appreciation	2,956,827	6,256,806	680,236
Depreciation	(5,566,253)	(9,804,794)	(1,777,609)

Net unrealized appreciation (depreciation)	$(2,609,426)	$(3,547,988)	$(1,097,373)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940
(17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	August 28, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	August 28, 2012